Annual Report to
                                                       Shareholders For The Year
                                                       August 31, 1999




                  Kemper Small Capitalization Value+Growth Fund

                  Kemper Small Capitalization Value+Growth Fund

Average Annual Total Returns*
For period ended August 31, 1999 (adjusted for the maximum sales charge)

                                                     Life Of Class
                                                     -------------
Kemper Small Capitalization                     -5.95% (since 12/31/98)
 Value+Growth Fund Class A Shares
Kemper Small Capitalization                     -4.84% (since 12/31/98)
 Value+Growth Fund Class B Shares
Kemper Small Capitalization                     -1.84% (since 12/31/98)
Value+Growth Fund Class C Shares

Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Investing in securities of small companies may involve a greater risk of loss and more abrupt fluctuations in the market price than investments in larger companies


Performance

In a difficult market environment for seemingly all but large technology and Internet stocks, Kemper Small Cap Value + Growth Fund slipped 0.21 (Class A shares unadjusted for sales charge) percent during its first eight months of operations - January 1, 1999 through August 31, 1999. By comparison, the Russell 2000 index gained 4.32 percent, the Russell 2000 Value index was flat and the Russell 2000 Growth index gained 8.17 percent.


General Market Commentary

A two-tier market, where a small group of large growth stocks outperformed nearly all other types of stocks, was in place during the lion's share of the fund's abbreviated fiscal year. There was, however, a brief rally in the value segment of the market during the second quarter as fears of a global economic downturn abated. Small-cap stocks also flexed their muscles in the second quarter and outperformed large-cap stocks. In July and August, however, large-cap growth stocks regained their vigor. Although small-cap stocks maintained some of the ground gained earlier, value stocks declined.


Fund Analysis

The value portion of Kemper Small Cap Value+Growth Fund outperformed the Russell 2000 Value index, while the growth portion of the portfolio underperformed the Russell 2000 Growth index.

Lead Portfolio Manager James ("Mac") Eysenbach humbly attributes this outperformance in value to the fact that the value benchmark was easier to beat than the growth benchmark. He explains, "We were successful at identifying value stocks that were cheap, but also had the potential to rebound or at least hold up better than the typical value stock. On the value side, our stocks selection helped us out."

On the growth side, says Eysenbach, the fund's investment process was too conservative for the "growth-at-any-price" momentum market that was in place during most of the period. A small group of growth stocks had significant gains, propelling the growth index returns during the period. These were technology and Internet-related stocks with the highest perceived growth prospects and little, if any, earnings. "Because we look for a demonstrated record of growth, our investment process precluded us from owning these stocks," Eysenbach explains. "Consequently, the fund's growth portfolio did not keep pace with the Russell 2000 Growth index."

On a sector basis, technology was the most significant headwind to the fund's performance. Although there were gains in other sectors, including consumer staples and basic materials, these were not large enough to offset the fund's underperformance in technology. Eysenbach explains that he held true to the fund's investment process and valuation disciplines. "We were underweighted in technology, particularly Internet stocks, because they did not fit our valuation criteria. Even though valuation carries less weight in our growth model than in our value model, we don't ignore it altogether. We're not momentum or growth-at-any-price managers. We only buy growth stocks where their valuations are reasonable and justified given their record of growth and future prospects. Our conviction and adherence to this philosophy kept us out of the best-performing Internet stocks and dampened the fund's performance."


Investment Philosophy

Kemper Small Capitalization Value + Growth Fund follows a quantitative investment approach, while investing in both growth and value stocks. A specific quantitative value model is used in selecting value stocks, while a different and distinct quantitative growth model is used to select growth stocks. In the growth model, more emphasis is placed on earnings and sales growth along with momentum measures, while the value model emphasizes traditional value measurements such as price-to-earnings and price-to-sales.

The first step in the fund's stock selection is to apply these specific quantitative stock evaluation models to the growth and value universes of the Russell 2000 index. In each case, we are looking for stocks with above-average return potential relative to their respective universes. These promising growth and value stocks are then combined into a single portfolio, which remains roughly balanced between growth and value.

A portfolio optimizer is used to build a diversified portfolio. As of August 31, there were 141 names in the portfolio. Despite this diversification in names, there are no sector constraints on the fund. The managers may invest heavily in sectors where they see the best opportunities.


Outlook

Eysenbach believes strongly in the long-term prospects of small-cap stocks, and is heartened by the market's recent transition where performance is no longer dominated solely by stocks with the largest market capitalizations. He believes the market will continue to broaden, and, as it does, he expects to see improving performance among a larger number of growth stocks and in value stocks relative to their growth counterparts.

Growth of an assumed $10,000 investment in Kemper Small Capitalization Value+Growth Fund Class A from 12/31/98 through 8/31/99. Adjusted for the maximum sales charge.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                            12/30/1998  4/30/1999  8/31/1999
                                            ----------  ---------  ---------
Kemper Small Capitalization
     Value+Growth Fund Class A*               $10,000     $9,177    $9,405
Russell 2000 Index**                          $10,000    $10,305   $10,235
Consumer Price Index***                       $10,000    $10,140   $10,195


Growth of an assumed $10,000 investment in Kemper Small Capitalization Value+Growth Fund Class B from 12/31/98 through 8/31/99. Adjusted for the maximum sales charge.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                          12/30/1998  4/30/1999   8/31/1999
                                          ----------  ---------   ---------
Kemper Small Capitalization
     Value+Growth Fund Class B*             $10,000     $9,705     $9,916
Russell 2000 Index**                        $10,000    $10,305    $10,235
Consumer Price Index***                     $10,000    $10,140    $10,195

Growth of an assumed $10,000 investment in Kemper Small
CapitalizationValue+Growth Fund Class C from 12/31/98 through 8/31/99. Adjusted for the maximum sales charge.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                            12/30/1998  4/30/1999  8/31/1999
                                            ----------  ---------  ---------
Kemper Small Capitalization
     Value+Growth Fund Class C*               $10,000     $9,705    $9,816
Russell 2000 Index**                          $10,000    $10,305   $10,235
Consumer Price Index***                       $10,000    $10,140   $10,195




* Average annual total return and total return measures net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of all dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 5.75%. For Class B shares the maximum contingent deferred sales charge (CDSC) is 4%. Class C shares have no sales charge adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report. Returns are historical and do not guarantee future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

** The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Source is CDA Wiesenberger.

***The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is CDA Wiesenberger.

Kemper Small Cap Value + Growth Fund
Portfolio of Investments at August 31, 1999

-------------------------------------------------------------------------------------------------------
Common Stocks                                                           Number of shares      Value ($)
-------------------------------------------------------------------------------------------------------
Communications 1.4%             (a) MasTec, Inc.                                    100          2,794
Telephone/                          North Pittsburgh Systems, Inc.                  500          6,531
communications                  (a) Xircom, Inc.                                    100          3,981
                                    -------------------------------------------------------------------
                                                                                                13,306

-------------------------------------------------------------------------------------------------------
Consumer discretionary 21.9%    (a) Chico's Fas, Inc.                               200          4,437
Apparel & shoes 5.4%            (a) Genesco, Inc.                                   900         10,687
                                (a) Guess ?, Inc.                                   300          3,956
                                (a) Hartmarx Corp.                                  600          2,475
                                    Kellwood Company                                100          2,387
                                (a) Kenneth Cole Productions, Inc.                  200          6,837
                                    OshKosh B'Gosh                                  400          6,450
                                    Oxford Industries, Inc.                         300          6,487
                                (a) Quicksilver, Inc.                               300          5,175
                                (a) The Buckle, Inc.                                200          3,375
                                    -------------------------------------------------------------------
                                                                                                52,266

Department & chain 1.0%             Casey's General Stores, Inc.                    700          9,363
                                    -------------------------------------------------------------------

Home furnishings 1.6%               American Woodmark Corp.                         200          5,425
                                    Haverty Furniture Co, Inc.                      600          9,712
                                    -------------------------------------------------------------------
                                                                                                15,137

Hotels & casinos  .7%           (a) Aztar Corp.                                     500          4,594
                                (a) Trendwest Resorts, Inc.                         100          2,475
                                    -------------------------------------------------------------------
                                                                                                 7,069

Recreational products  4.6%     (a) Acclaim Entertainment, Inc.                     700          4,944
                                (a) Bally Total Fitness Centers Corp.               300          9,619
                                    Churchill Downs, Inc.                           200          5,200
                                    Coachmen Industries, Inc.                       300          4,744
                                (a) National R.V. Holdings, Inc.                    400          9,650
                                (a) THQ, Inc.                                       200          6,325
                                    Winnebago Industries                            200          4,788
                                    -------------------------------------------------------------------
                                                                                                45,270

Restaurants 4.5%                (a) CEC Entertainment, Inc.                         600         16,725
                                (a) Consolidated Products                           400          5,800
                                (a) Dave & Buster's, Inc.                           300          3,525
                                (a) Lone Star Steakhouse & Saloon, Inc.             800          6,100
                                (a) Ryan's Family Steak Houses, Inc.                600          5,812
                                (a) Sonic Corp.                                     200          6,125
                                    -------------------------------------------------------------------
                                                                                                44,087


-------------------------------------------------------------------------------------------------------
                                                                        Number of shares      Value ($)
-------------------------------------------------------------------------------------------------------
Specialty retail 4.1%           (a) Action Performance Companies, Inc.              250          6,172
                                (a) CSK Auto Corp.                                  200          4,750
                                (a) Fossil, Inc.                                    300          9,356
                                (a) SCP Pool  Corp.                                 200          4,600
                                (a) Topps Company (The)                             500          4,437
                                (a) Trans World Entertainment Corp.                 400          4,800
                                (a) Whitehall Jewelers, Inc.                        200          5,625
                                    -------------------------------------------------------------------
                                                                                                39,740

-------------------------------------------------------------------------------------------------------
Consumer staples 2.3%
Consumer electronic             (a) Salton, Inc.                                    200          5,575
& photographic .6%                  -------------------------------------------------------------------

Food & beverage .5%                 Imperial Sugar Co.                              800          4,900
                                    -------------------------------------------------------------------

Packaged good/                  (a) Chattem, Inc.                                   200          4,825
cosmetics .5%                       -------------------------------------------------------------------

Textiles .7%                    (a) Polymer Group, Inc.                             500          7,000
                                    -------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Construction 9.4%                   Ameron International Corp.                      300         13,725
Building materials 3.3%             Florida Rock Industries, Inc.                   200          7,987
                                    Lone Star Industries, Inc.                      300         10,312
                                    -------------------------------------------------------------------
                                                                                                32,024

Building products 3.7%          (a) Genlyte Group, Inc.                             500         12,250
                                    LSI Industries, Inc.                            200          4,737
                                (a) Nortek, Inc.                                    300         10,687
                                    TJ International, Inc.                          300          8,737
                                    -------------------------------------------------------------------
                                                                                                36,411

Homebuilding 2.4%                   MDC Holdings, Inc.                              400          7,525
                                    Ryland Group, Inc.                              300          7,219
                                (a) U.S. Home Corp.                                 300          9,000
                                    -------------------------------------------------------------------
                                                                                                23,744

-------------------------------------------------------------------------------------------------------
Durables 5.0%                       Kaman Corp. "A"                                 700          9,144
Aerospace 2.0%                  (a) Sequa Corp. "A"                                 150         10,144
                                    -------------------------------------------------------------------
                                                                                                19,288

Automobiles 1.8%                (a) Dura Automotive Systems, Inc.                   189          4,890
                                (a) Monaco Coach Corp.                              200          5,800
                                    Wynn's International, Inc.                      400          7,200
                                    -------------------------------------------------------------------
                                                                                                17,890

Construction/                   (a) Terex Corp.                                     300          8,062
agricultural equipment .8%          -------------------------------------------------------------------

Leasing companies .4%           (a) Neff Corp.                                      300          3,750
                                    -------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                        Number of shares     Value ($)
-------------------------------------------------------------------------------------------------------
Energy 2.1%                     (a) Parker Drilling Co.                             900          4,500
Oilfield services/              (a) Seacor Smit, Inc.                               200         10,387
equipment                       (a) Veritas DGC, Inc.                               300          5,362
                                    -------------------------------------------------------------------
                                                                                                20,249

-------------------------------------------------------------------------------------------------------
Financial 12.4%                     Brenton Banks                                   300          4,144
Banks 5.3%                      (a) Columbia Banking System, Inc.                   300          4,331
                                    First Source Corp.                              330          9,735
                                    JSB Financial, Inc.                             200         10,625
                                    MAF Bancorp, Inc.                               300          6,375
                                (a) National Discount Brokers                       100          3,056
                                    Pacific Capital Bancorp                         300          9,225
                                    The Trust Company of N.J.                       200          4,437
                                    -------------------------------------------------------------------
                                                                                                51,928

Business finance .5%                Morgan Keegan                                   300          5,081
                                    -------------------------------------------------------------------

Insurance 5.5%                      Chartwell Re Corp.                              300          4,800
                                    Fidelity National Financial, Inc.               200          3,075
                                    Hilb, Rogal & Hamilton Co.                      300          7,237
                                    Kansas City Life Insurance Co.                  200          8,162
                                    LandAmerica Financial Group, Inc.               250          5,781
                                    SCPIE Holdings, Inc.                            300          9,094
                                    Stewart Information Services Corp.              400          8,325
                                    The Midland Company                             300          7,050
                                    -------------------------------------------------------------------
                                                                                                53,524

Other financial                     Advanta Corp. "A"                               200          3,938
companies .8%                       Resource America, Inc. "A"                      400          4,000
                                    -------------------------------------------------------------------
                                                                                                 7,938

Real estate .3%                 (a) Grubb & Ellis Co.                               500          2,500
                                    -------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Health 5.2%                         Hooper Holmes                                   600         13,725
Health industry services 3.3%   (a) Magellan Health Services, Inc.                  400          3,650
                                (a) Res-Care, Inc.                                  400          7,550
                                (a) Syncor International Corp.                      200          7,200
                                    -------------------------------------------------------------------
                                                                                                32,125

Medical supply                  (a) Techne Corp.                                    400         12,400
& specialty 1.9%                (a) Wesley Jessen VisionCare, Inc.                  200          6,138
                                    -------------------------------------------------------------------
                                                                                                18,538

-------------------------------------------------------------------------------------------------------
Manufacturing 13.0%                 P.H. Glatfelter Company                         900         11,869
Containers & paper 1.2%             -------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                        Number of shares      Value ($)
-------------------------------------------------------------------------------------------------------
Diversified                     (a) Griffon Corp.                                   700          4,988
manufacturing 2.9%                  Justin Industries                               500          7,141
                                    Matthews International Corp.                    300          8,138
                                (a) SPS Technologies, Inc.                          200          7,838
                                    -------------------------------------------------------------------
                                                                                                28,105

Electrical products 2.3%            Ametek, Inc.                                    500         10,406
                                    Franklin Electric Co.                           100          7,050
                                (a) Stoneridge, Inc.                                300          5,400
                                    -------------------------------------------------------------------
                                                                                                22,856

Industrial specialty 1.9%       (a) Gardner Denver, Inc.                            400          7,675
                                    Milacron, Inc.                                  100          1,800
                                (a) O'Sullivan Industries Holdings, Inc.            600          9,450
                                    -------------------------------------------------------------------
                                                                                                18,925

Machinery/components/           (a) Astec Industries                                200          6,775
controls 4%                         DT Industries, Inc.                             400          2,850
                                    Hardinge, Inc.                                  200          3,050
                                (a) Mueller Industries, Inc.                        200          6,200
                                    Reliance Steel & Aluminum Co.                   300          9,938
                                    Woodward Governor Co.                           400          9,950
                                    -------------------------------------------------------------------
                                                                                                38,763

Wholesale distributors .7%          Hughes Supply, Inc.                             300          6,975
                                    -------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Media 1.1%                          Grey Advertising, Inc.                           30         11,130
                                    -------------------------------------------------------------------
Advertising

-------------------------------------------------------------------------------------------------------
Metals & minerals 2.9%          (a) Armco, Inc.                                   1,500         10,313
Steel & metals                      Commercial Metals Co.                           400         12,250
                                    National Steel Corp. "B"                        700          5,688
                                    -------------------------------------------------------------------
                                                                                                28,251

-------------------------------------------------------------------------------------------------------
Service industries 8.2%             Schawk, Inc.                                    500          4,469
Edp services .5%                    -------------------------------------------------------------------

Environmental services 1%       (a) URS Corp.                                       400          9,900
                                    -------------------------------------------------------------------

Investments 1.1%                    Advest Group, Inc.                              400          7,650
                                    Southwest Securities Group, Inc.                100          3,375
                                    -------------------------------------------------------------------
                                                                                                11,025


-------------------------------------------------------------------------------------------------------
                                                                        Number of shares      Value ($)
-------------------------------------------------------------------------------------------------------
Miscellaneous commercial            Computer Task Group, Inc.                       400          6,700
services 4.8%                       Duff & Phelps Credit Rating Co.                 200         15,225
                                (a) IT Group, Inc.                                  400          4,775
                                (a) Labor Ready, Inc.                               200          3,213
                                (a) Morrison Knudsen Corp.                          600          6,450
                                (a) Plexus Corp.                                    200          5,950
                                (a) West Teleservices Corp.                         400          4,250
                                    -------------------------------------------------------------------
                                                                                                46,563

Printing/publishing .8%             Value Line, Inc.                                200          7,450
                                    -------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Technology 8.1%                 (a) 3DFX Interactive, Inc.                          400          4,450
Computer software 2%            (a) MAPICS, Inc.                                    400          3,450
                                (a) MTI Technology Corp.                            300          6,694
                                (a) Structural Dynamics Research Corp.              300          4,838
                                    -------------------------------------------------------------------
                                                                                                19,432

Diverse electronics             (a) Esterline Technologies Corp.                    500          8,188
products .8%                        -------------------------------------------------------------------


Electronic components/          (a) Aavid Thermal Technologies, Inc.                500         11,375
distributors 3.6%                   Harmon Industries, Inc.                         500          8,688
                                    Pioneer-Standard Electronics, Inc.              300          4,238
                                    Technitrol, Inc.                                300         10,500
                                    -------------------------------------------------------------------
                                                                                                34,801

Electronic data                 (a) Computer Network Technology, Corp.              300          4,744
processing .5%                      -------------------------------------------------------------------

Semiconductors 1.2%             (a) Alpha Industries                                200         11,388
                                    -------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Transportation 2.7%
Air Freight .7%                 (a) Offshore Logistics, Inc.                        600          7,013
                                    -------------------------------------------------------------------

Trucking 2%                     (a) Consolidated Freightways Corp.                  400          4,325
                                (a) Forward Air Corp.                               200          4,500
                                    Roadway Express, Inc.                           500         10,531
                                    -------------------------------------------------------------------
                                                                                                19,356

-------------------------------------------------------------------------------------------------------
Utilities 4.3%                  (a) El Paso Electric Co.                          1,100         10,106
Electric utilities 3.2%             Public Service Co. of New Mexico                500          9,406
                                    TNP Enterprises, Inc.                           300         11,213
                                    -------------------------------------------------------------------
                                                                                                30,725

Natural gas distribution 1.1%       NUI Corp.                                       400         10,250
                                    -------------------------------------------------------------------
                                    TOTAL INVESTMENT PORTFOLIO - 100%
                                    (Cost: $980,708)                                           973,768
                                    -------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Portfolio of Investments
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $980,708 for federal income tax purposes at August 31, 1999, the gross unrealized appreciation was $90,258, the gross unrealized depreciation was $97,198 and the net unrealized depreciation on investments was $6,940.

See accompanying Notes to Financial Statements.

The Board of Trustees and Shareholders
Kemper Small Cap Value + Growth Fund

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Small Cap Value + Growth Fund (one of the portfolios constituting Kemper Funds Trust Series) as of August 31, 1999, the related statements of operations, changes in net assets and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Small Cap Value + Growth Fund at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 1998 (commencement of operations) to August 31, 1999, in conformity with generally accepted accounting principles.

     ERNST & YOUNG LLP

 Chicago, Illinois
 October 15, 1999

Kemper Small Cap Value + Growth
Statement of Assets & Liabilities

August 31, 1999

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments, at value
(Cost:  $980,708)                                                     $ 973,768
--------------------------------------------------------------------------------
Cash                                                                      8,642
--------------------------------------------------------------------------------
Dividends receivable                                                        574
--------------------------------------------------------------------------------
Due from advisor                                                         14,500
--------------------------------------------------------------------------------
    Total assets                                                        997,484
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Payable for:
       Management fee                                                       384
--------------------------------------------------------------------------------
       Distribution services fee                                          2,049
--------------------------------------------------------------------------------
       Transfer agent fees                                                  472
--------------------------------------------------------------------------------
       Trustees' fees and other                                             565
--------------------------------------------------------------------------------
            Total liabilities                                             3,470
--------------------------------------------------------------------------------
Net assets, at market value                                           $ 994,014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                       $ 774
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                (6,940)
--------------------------------------------------------------------------------
Paid-in capital                                                       1,000,180
--------------------------------------------------------------------------------
Net assets, at market value                                          $  994,014
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The pricing of shares
--------------------------------------------------------------------------------
Class A Shares
Net asset value and redemption price per share
($332,676 / 35,094 shares outstanding)                                    $9.48
--------------------------------------------------------------------------------
Maximum offering price per share
(net asset value, plus 6.10% of
net asset value or 5.75% of offering price)                              $10.06
--------------------------------------------------------------------------------
Class B Shares
Net asset value and redemption price
(subject to contingent deferred sales charge) per share
($330,669 / 35,094 shares outstanding)                                    $9.42
--------------------------------------------------------------------------------
Class C Shares
Net asset value and redemption price
(subject to contingent deferred sales charge) per share
($330,669 / 35,094 shares outstanding)                                    $9.42
--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Operations
For the period from December 31, 1998 (commencement of operations) to August 31, 1999

-------------------------------------------------------------------------------
Investment income
-------------------------------------------------------------------------------
    Dividends                                                          $ 5,945
-------------------------------------------------------------------------------
    Interest income                                                        536
-------------------------------------------------------------------------------
       Total investment income                                           6,481
-------------------------------------------------------------------------------
Expenses:

     Management fee                                                      4,792
-------------------------------------------------------------------------------
     Distribution services fee                                           3,192
-------------------------------------------------------------------------------
     Administrative services fee                                         1,597
-------------------------------------------------------------------------------
     Transfer agent fees                                                   978
-------------------------------------------------------------------------------
     Custodian fees and accounting fees                                  6,077
-------------------------------------------------------------------------------
     Trustees fees                                                       5,834
-------------------------------------------------------------------------------
     Auditing                                                            6,667
-------------------------------------------------------------------------------
     Legal                                                               1,245
-------------------------------------------------------------------------------
     Reports to shareholders                                               500
-------------------------------------------------------------------------------
     Other                                                               1,627
-------------------------------------------------------------------------------
            Total expenses before expense waiver                        32,509
-------------------------------------------------------------------------------
Less expense waived and absorbed by investment manager                 (18,333)
-------------------------------------------------------------------------------
            Total expenses after expense waiver                         14,176
-------------------------------------------------------------------------------
Net investment income (loss)                                            (7,695)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-------------------------------------------------------------------------------
Net realized gain (loss) from investments                                8,469
-------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments     (6,940)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                           1,529
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ (6,166)
-------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

For the period from December 31, 1999 (commencement of operations) to August 31, 1999

-------------------------------------------------------------------------------------------------------
Operations and capital share activity
-------------------------------------------------------------------------------------------------------
         Net investment income (loss)                                                         $ (7,695)
-------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments                                                 8,469
-------------------------------------------------------------------------------------------------------
         Change in net unrealized appreciation (depreciation) on investments                    (6,940)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                 (6,166)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions                                        966,846
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                        960,680
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
  Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                                             33,334
-------------------------------------------------------------------------------------------------------
End of period                                                                                $ 994,014
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund
Kemper Small Cap Value + Growth Fund (the "fund") is a diversified series of Kemper Funds Trust (the trust) which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Currently, shares of the fund are available only of Scudder Kemper Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.

The fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the fund have equal rights with respect to voting subject to class specific arrangements.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the fund in the preparation of its financial statements.

2.  Significant accounting polices
Security valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase agreements. The fund may enter into repurchase agreements with certain banks and broker/dealers whereby the fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

Distribution of income and gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the fund.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.

3.  Transactions with affiliates
Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .75% of the first $250 million of average daily net assets declining to .68% of average daily net assets in excess of $2.5 billion. The fund incurred a management fee of $2,556 for the period ended August 31, 1999, after a fee waiver by Scudder Kemper.

Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under these arrangements, Scudder Kemper waived and absorbed expenses of $18,333 for the period ended August 31, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. Distribution fees received by KDI for the period ended August 31, 1999 are $3,192.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended August 31, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to an agency agreement with the fund, Kemper Service Company (KSvC) is the transfer agent and shareholder service agent of the fund. Under the agreement, KSvC earned transfer agency fees of $978 for the period ended August 31, 1999.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred no accounting fees for the period ended August 31, 1999, after an expense absorption by Scudder Kemper.

Officers and trustees. Certain officers or trustees of the fund are also officers or trustees of Scudder Kemper. During the period ended August 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $5,834 to independent trustees.

4.  Investment transactions
For the period ended August 31, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases                                                  $1,208,695

Proceeds from sales                                        230,706

5.  Capital share transactions
The following table summarizes the activity in capital shares of the fund:

                                      For the period December 31, 1998
                                        (commencement of operations)
                                             to August 31, 1999
                                             ------------------
                                        Shares                Amount
----------------------------------------------------------------------------
Shares sold
----------------------------------------------------------------------------
Class A                                 34,659                 $329,370
----------------------------------------------------------------------------
Class B                                 34,659                  329,325
----------------------------------------------------------------------------
Class C                                 34,987                  332,468
----------------------------------------------------------------------------
Shares redeemed
----------------------------------------------------------------------------
Class A                                   (735)                  (7,088)
----------------------------------------------------------------------------
Class B                                   (735)                  (7,043)
----------------------------------------------------------------------------
Class C                                 (1,063)                 (10,186)
----------------------------------------------------------------------------
Net increase from
capital share transactions                                     $966,846
----------------------------------------------------------------------------

Kemper Small Cap Value + Growth Fund
Financial Highlights

For the period from December 31, 1998 (commencement of operations) to August 31, 1999


                                                          Class A                Class B            Class C
-----------------------------------------------------------------------       --------------      -------------
Per share operating performance
-----------------------------------------------------------------------       --------------      -------------
Net asset value, beginning of period                            $9.50                 9.50               9.50
-----------------------------------------------------------------------       --------------      -------------
Income from investment operations:

   Net investment income (loss)                                  (.04)                (.09)              (.09)
-----------------------------------------------------------------------       --------------      -------------
   Net realized and unrealized gain (loss)                        .02                  .01                .01
-----------------------------------------------------------------------       --------------      -------------
Total from investment operations                                 (.02)                (.08)              (.08)
-----------------------------------------------------------------------       --------------      -------------
Net asset value, end of period                                  $9.48                 9.42               9.42
-----------------------------------------------------------------------       --------------      -------------

Total return (not annualized)                                    (.21)%               (.84)              (.84)

-----------------------------------------------------------------------       --------------      -------------
Ratios to average net assets (annualized)
-----------------------------------------------------------------------       --------------      -------------
Expenses                                                         1.63%                2.52               2.52
-----------------------------------------------------------------------       --------------      -------------
Net investment income (loss)                                     (.62)%              (1.51)             (1.51)
-----------------------------------------------------------------------       --------------      -------------

-----------------------------------------------------------------------       --------------      -------------
Other ratios to average net assets (annualized)
-----------------------------------------------------------------------       --------------      -------------
Expenses                                                         4.49%                5.38               5.38
-----------------------------------------------------------------------       --------------      -------------
Net investment income (loss)                                    (3.48)%              (4.37)             (4.37)
-----------------------------------------------------------------------       --------------      -------------

---------------------------------------------------------------------------------------------------------------
Supplemental data for all classes
---------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                          $994,014
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                       36%
---------------------------------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive 0.35% of its management fee and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption. Per share data for the period ended August 31, 1999 was determined based on average shares outstanding.

                               Trustees & Officers
                               -------------------

Trustees                     Officers

James E. Akins               Mark S. Casady            Maureen E. Kane
Trustee                      President                 Assistant Secretary

James R. Edgar               Philip J. Collora         Caroline Pearson
Trustee                      Vice President and        Assistant Secretary
                             Secretary
Arthur R. Gottschalk
Trustee                      John R. Hebble
                             Treasurer
Frederick T. Kelsey
Trustee                      Brenda Lyons
                             Assistant Treasurer
Thomas W. Littauer
Trustee and                  Valerie Malter
Vice President               Vice President

Kathryn L. Quirk             Ann M. McCreary
Trustee and                  Vice President
Vice President
                             Elizabeth D. Smith
Fred B. Renwick              Vice President
Trustee
                             William F. Truscott
Cornelia Small               Vice President
Trustee and
Vice President               Robert Tymoczko
                             Vice President
John G Weithers
Trustee                      Linda J. Wondrack
                             Vice President
--------------------------------------------------------------------------------

Legal Counsel                Dechert Price & Rhodes
                             Ten Post Office Square
                             Boston, MA. 02109

Shareholder                  Kemper Service Company
Service Agent                P.O. Box 419557
And Transfer Agent           Kansas City, MO 64141


Custodian                    State Street Bank and Trust Company
                             225 Franklin Street
                             Boston, Ma 02110

Independent                  Ernst & Young LLP
Auditors                     233 South Wacker Drive
                             Chicago, Il 60606

Principal                    Kemper Distributors, Inc.
Underwriter                  222 South Riverside Plaza Chicago, Il 60606-5808
                             www.kemper.com

This report is not to be distributed unless preceded or accompanied by a Kemper Syle prospectus.